Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, net

(5) Property, Plant and Equipment, net

Property, plant and equipment, net, is comprised of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Building	15,572	15,121
Office equipment, furniture and fixtures	165,802	129,117
Motor vehicles	19,206	13,877
Leasehold improvements	34,969	21,897
Total	235,549	180,012
Less: Accumulated depreciation	(197,530)	(155,335)
Construction in progress	53,640	53,640
	91,659	78,317

No impairment for property, plant and equipment was recorded for the years ended December 31, 2022, 2023 and 2024. The depreciation expenses was 13,344 for the year ended December 31, 2024.